RECEIVABLES	6 Months Ended
Jun. 30, 2023
Schedule Of Receivables
RECEIVABLES

5. RECEIVABLES

As at	June 30, 2023	December 31, 2022
Trade accounts receivable	$972,709	$1,343,795
Sales tax receivable	35,579	745,170
	$1,008,288	$2,088,965

During the six months ended June 30, 2023, the Company recorded a provision for doubtful accounts of $198,513.